Approval of Issuance of the Financial Statements_Authorisation For Issue Of Financial Statements(Details)	12 Months Ended
Dec. 31, 2017
Disclosure Of Authorisation For Issue Of Financial Statements Abstract [Abstract]
Explanation Of Body Of Authorisation	The issuance of the Group’s consolidated financial statements as of and for the year ended December 31, 2017, was approved by the Board of Directors on February 8, 2018.
Date Of Authorisation For Issue Of Financial Statements2013	Feb. 08, 2018